Schedule of allocation of purchase price in aggregate (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Identifiable intangible assets	¥ 38,606 [1]
Identifiable intangible asset, Amortization years	Indefinite
Cash	¥ 552,685
Deferred tax asset	26,237
Other asset	104,896
Deferred tax liability	(8,940)
Other liability	(14,425)
Non-controlling interest	(222,941)
Total purchase price	¥ 476,118

[1]	The intangible assets mainly refers to the Micro-Lending License of Yonghui Small Loan and the Multi-finance License of PIF that qualify the “contractual-legal” criterion. They are recognized and measured at fair value.